Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Table]
Total operating income	$ 35,542	$ 32,390	$ 28,889
Total operating income (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 20,500	$ 21,100	$ 20,300
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Table]
Total operating income	$ 14,500	$ 13,000	$ 12,000
Total operating income (Share %)	41.00%	40.00%	42.00%
Total non-current assets	$ 9,000	$ 9,000	$ 8,900
Total non-current assets (Share %)	44.00%	42.00%	44.00%
of which: USA
Disclosure Of Geographical Areas [Table]
Total operating income	$ 13,500	$ 11,700	$ 10,900
Total operating income (Share %)	38.00%	36.00%	38.00%
Total non-current assets	$ 8,500	$ 8,400	$ 8,500
Total non-current assets (Share %)	41.00%	40.00%	42.00%
Asia Pacific
Disclosure Of Geographical Areas [Table]
Total operating income	$ 6,500	$ 6,000	$ 4,700
Total operating income (Share %)	18.00%	18.00%	16.00%
Total non-current assets	$ 1,500	$ 1,500	$ 1,400
Total non-current assets (Share %)	7.00%	7.00%	7.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Table]
Total operating income	$ 7,000	$ 6,500	$ 5,800
Total operating income (Share %)	20.00%	20.00%	20.00%
Total non-current assets	$ 2,900	$ 3,000	$ 3,000
Total non-current assets (Share %)	14.00%	14.00%	15.00%
Switzerland
Disclosure Of Geographical Areas [Table]
Total operating income	$ 7,900	$ 6,900	$ 6,700
Total operating income (Share %)	22.00%	21.00%	23.00%
Total non-current assets	$ 7,100	$ 7,600	$ 7,100
Total non-current assets (Share %)	35.00%	36.00%	35.00%
Global
Disclosure Of Geographical Areas [Table]
Total operating income	$ (300)	$ 100	$ (300)
Total operating income (Share %)	(1.00%)	0.00%	(1.00%)
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%
UBS AG
Disclosure Of Geographical Areas [Table]
Total operating income	$ 35,976	$ 32,780	$ 29,307
Total operating income (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 19,300	$ 20,000	$ 19,300
Total non-current assets (Share %)	100.00%	100.00%	100.00%
UBS AG | Americas
Disclosure Of Geographical Areas [Table]
Total operating income	$ 14,500	$ 13,000	$ 12,000
Total operating income (Share %)	40.00%	40.00%	41.00%
Total non-current assets	$ 9,000	$ 9,000	$ 8,900
Total non-current assets (Share %)	47.00%	45.00%	46.00%
UBS AG | of which: USA
Disclosure Of Geographical Areas [Table]
Total operating income	$ 13,500	$ 11,700	$ 10,900
Total operating income (Share %)	38.00%	36.00%	37.00%
Total non-current assets	$ 8,500	$ 8,400	$ 8,500
Total non-current assets (Share %)	44.00%	42.00%	44.00%
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Table]
Total operating income	$ 6,500	$ 6,000	$ 4,700
Total operating income (Share %)	18.00%	18.00%	16.00%
Total non-current assets	$ 1,400	$ 1,400	$ 1,300
Total non-current assets (Share %)	7.00%	7.00%	7.00%
UBS AG | Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Table]
Total operating income	$ 7,000	$ 6,500	$ 5,800
Total operating income (Share %)	19.00%	20.00%	20.00%
Total non-current assets	$ 2,600	$ 2,700	$ 2,600
Total non-current assets (Share %)	13.00%	14.00%	13.00%
UBS AG | Switzerland
Disclosure Of Geographical Areas [Table]
Total operating income	$ 7,900	$ 6,900	$ 6,700
Total operating income (Share %)	22.00%	21.00%	23.00%
Total non-current assets	$ 6,300	$ 6,900	$ 6,500
Total non-current assets (Share %)	33.00%	34.00%	34.00%
UBS AG | Global
Disclosure Of Geographical Areas [Table]
Total operating income	$ 100	$ 500	$ 100
Total operating income (Share %)	0.00%	2.00%	0.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%